Document and Entity Information	May 06, 2020
Cover [Abstract]
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001666134
Document Type	8-K
Document Period End Date	May 06, 2020
Entity Registrant Name	BLACKLINE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37924
Entity Tax Identification Number	46-3354276
Entity Address, Address Line One	21300 Victory Boulevard, 12th Floor
Entity Address, City or Town	Woodland Hills
Entity Address, Postal Zip Code	91367
City Area Code	(818)
Local Phone Number	223-9008
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001, par value
Trading Symbol	BL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false